EQUITY AND NONCONTROLLING INTEREST - SCHEDULE OF THE CHANGES IN THE OUTSTANDING SHARES OF COMMMON STOCK (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, shares issued (shares)	359,901,744	359,901,744	359,901,744
Treasury stock, shares, beginning of the period (shares)	(147,642,009)	(143,124,384)	(138,856,786)
Stock issuances:
Treasury stock, shares, end of the period (shares)	(149,040,927)	(147,642,009)	(143,124,384)
Common stock, shares, outstanding (shares)	210,860,817	212,259,735	216,777,360
Employee stock options
Stock repurchases:
Treasury Stock, Shares, Acquired	1,278,675	1,820,766	1,776,838
Stock issuances:
Stock issued during period, shares, share-based compensation (gross)	1,379,757	1,944,105	1,718,352
Common stock
Class of Stock [Line Items]
Common stock, shares issued (shares)	299,281,967	299,281,967
Stock repurchases:
Treasury Stock, Shares, Acquired	0	4,640,964	4,209,112
Hershey Trust Company
Stock repurchases:
Treasury Stock, Shares, Acquired	1,500,000	0	0